POWERSHARES EXCHANGE-TRADED FUND TRUST II
(THE "TRUST")

SUPPLEMENT DATED APRIL 29, 2010 TO THE PROSPECTUS
DATED FEBRUARY 26, 2010 OF:

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio

The Board of Trustees of the Trust approved a change to the name and the investment objective for the PowerShares Autonomic Balanced NFA Global Asset Portfolio (the "Fund"), effective June 30, 2010. The Fund's name will be changed to the PowerShares RiverFront Tactical Growth & Income Portfolio and the Fund will amend its current investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the RiverFront Global Tactical Balanced Growth & Income Index (the "Index"). The Index is compiled and calculated by RiverFront Investment Group, LLC ("RiverFront"). The Index includes exchange-traded funds that invest in stocks of small, medium and large capitalization companies, international securities, investment grade and high yield bonds and commodities. The Index will normally be comprised of 50% equity securities and 50% fixed income securities; however, this allocation may change when RiverFront determines that certain sectors of the financial markets are over or undervalued. A substantial portion of the Index will be comprised of exchange-traded funds advised by Invesco PowerShares Capital Management LLC or its affiliates, and are selected based on a number of criteria including, but not limited to, asset class, sector concentration, correlation, market capitalization and expense ratio.

P-PS-PRO-STK-11-1 4/29/10

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED APRIL 29, 2010 TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 26, 2010 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio,
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective June 30, 2010, the name of the PowerShares Autonomic Balanced NFA Global Asset Portfolio will be changed to the PowerShares RiverFront Tactical Growth & Income Portfolio (the "Fund") and all references to the PowerShares Autonomic Balanced NFA Global Asset Portfolio will be deleted and replaced with the PowerShares RiverFront Tactical Growth & Income Portfolio. In addition, the Underlying Index for the Fund will be changed from the New Frontier Global Dynamic Balanced Index to the RiverFront Global Tactical Balanced Growth & Income Index and all references to the New Frontier Global Dynamic Balanced Index will be deleted and replaced with the RiverFront Global Tactical Balanced Growth & Income Index.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-3-1 4/29/10

POWERSHARES EXCHANGE-TRADED FUND TRUST II (THE "TRUST")

SUPPLEMENT DATED APRIL 29, 2010 TO THE PROSPECTUS
DATED FEBRUARY 26, 2010 OF:

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio

The Board of Trustees of the Trust approved a change to the name and the investment objective for the PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (the "Fund"), effective June 30, 2010. The Fund's name will be changed to the PowerShares RiverFront Tactical Balanced Growth Portfolio and the Fund will amend its current investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the RiverFront Global Tactical Balanced Growth Index (the "Index"). The Index is compiled and calculated by RiverFront Investment Group, LLC ("RiverFront"). The Index includes exchange-traded funds that invest in stocks of small, medium and large capitalization companies, international securities, investment grade and high yield bonds and commodities. The Index will normally be comprised of 80% equity securities and 20% fixed income securities; however, this allocation may change when RiverFront determines that certain sectors of the financial markets are over or undervalued. A substantial portion of the Index will be comprised of exchange-traded funds advised by Invesco PowerShares Capital Management LLC or its affiliates, and are selected based on a number of criteria including, but not limited to, asset class, sector concentration, correlation, market capitalization and expense ratio.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-11-2 4/29/10

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(THE "TRUST")

SUPPLEMENT DATED APRIL 29, 2010 TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 26, 2010 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio,
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective June 30, 2010, the name of the PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio will be changed to the PowerShares RiverFront Tactical Balanced Growth Portfolio (the "Fund") and all references to the PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio will be deleted and replaced with the PowerShares RiverFront Tactical Balanced Growth Portfolio. In addition, the Underlying Index for the Fund will be changed from the New Frontier Global Dynamic Balanced Growth Index to the RiverFront Global Tactical Balanced Growth Index and all references to the New Frontier Global Dynamic Balanced Growth Index will be deleted and replaced with the RiverFront Global Tactical Balanced Growth Index.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-3-2 4/29/10

POWERSHARES EXCHANGE-TRADED FUND TRUST II (THE "TRUST")

SUPPLEMENT DATED APRIL 29, 2010 TO THE PROSPECTUS
DATED FEBRUARY 26, 2010 OF:

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio

The Board of Trustees of the Trust approved a change to the name and the investment objective for the PowerShares Autonomic Growth NFA Global Asset Portfolio (the "Fund"), effective June 30, 2010. The Fund's name will be changed to the PowerShares Ibbotson Alternative Completion Portfolio and the Fund will amend its current investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the Ibbotson Alternative Completion Index (the "Index"). The Index is compiled and calculated by Ibbotson Associates. The Index includes exchange-traded funds that invest in "alternative" asset classes and investment strategies that Ibbotson believes behave differently than traditional asset classes. A substantial portion of the Index will be comprised of exchange-traded funds advised by Invesco PowerShares Capital Management LLC or its affiliates, and are selected based on a number of qualitative and quantitative investment factors.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-11-3 4/29/10

POWERSHARES EXCHANGE-TRADED FUND TRUST II (THE "TRUST")

SUPPLEMENT DATED APRIL 29, 2010 TO
THE STATEMENT OF ADITIONAL INFORMATION
DATED FEBRUARY 26, 2010 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio,
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective June 30, 2010, the name of the PowerShares Autonomic Growth NFA Global Asset Portfolio will be changed to the PowerShares Ibbotson Alternative Completion Portfolio (the "Fund") and all references to the PowerShares Autonomic Growth NFA Global Asset Portfolio will be deleted and replaced with the PowerShares Ibbotson Alternative Completion Portfolio. In addition, the Underlying Index for the Fund will be changed from the New Frontier Global Dynamic Growth Index to the Ibbotson Alternative Completion Index and all references to the New Frontier Global Dynamic Growth Index will be deleted and replaced with the Ibbotson Alternative Completion Index.

Please Retain This Supplement For Future Reference

P-PS-SOAI-STK-3-3 4/29/10